Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of Directors and Other Key Management Personnel
The remuneration of the Company's directors and other key management personnel during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Salaries, directors' fees and other short-term benefits	$4,236	$6,763
Share-based payments	4,985	3,385
Total key management personnel compensation	$9,221	$10,148